Schedule of Investments

ARK Israel Innovative Technology ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 6.8%
Aryt Industries Ltd. (Israel)	279,096	$1,786,220
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	12,411	1,657,506
Elbit Systems Ltd. (Israel)	4,087	1,569,189
TAT Technologies Ltd.*	59,808	1,645,149
Total Aerospace & Defense		6,658,064

Automobile Components - 2.1%
Mobileye Global, Inc., Class A (Israel)*	138,681	2,021,969

Biotechnology - 5.3%
Compugen Ltd. (Israel)*	1,085,520	1,549,060
Kamada Ltd. (Israel)	256,282	1,669,789
UroGen Pharma Ltd.*	168,066	1,956,288
Total Biotechnology		5,175,137

Communications Equipment - 7.1%
AudioCodes Ltd. (Israel)	185,117	1,736,398
Gilat Satellite Networks Ltd. (Israel)*	269,907	1,711,210
Ituran Location and Control Ltd. (Israel)	50,026	1,797,934
SatixFy Communications Ltd. (Israel)*	825,915	1,693,126
Total Communications Equipment		6,938,668

Diversified Telecommunication - 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,101,329	1,670,583

Electronic Equipment, Instruments & Components - 1.8%
Nayax Ltd. (Israel)*	42,282	1,773,054

Entertainment - 1.9%
Playtika Holding Corp.	343,002	1,807,621

Health Care Equipment & Supplies - 3.4%
Brainsway Ltd. (Israel)*(a)	202,20	1,753,083
Inmode Ltd.*	111,763	1,575,858
Total Health Care Equipment & Supplies		3,328,941

Health Care Providers & Services - 1.7%
Nano-X Imaging Ltd. (Israel)*	318,835	1,603,740

Hotels, Restaurants & Leisure - 4.9%
Fattal Holdings 1998 Ltd. (Israel)*	12,799	1,670,635
Isrotel Ltd. (Israel)	76,519	1,548,232
Issta Ltd. (Israel)	68,449	1,567,026
Total Hotels, Restaurants & Leisure		4,785,893

Interactive Media & Services - 1.8%
Taboola.com Ltd. (Israel)*	597,525	1,762,699

IT Services - 7.0%
Malam - Team Ltd. (Israel)*	81,350	1,657,603
Matrix IT Ltd. (Israel)	70,583	1,726,050
One Software Technologies Ltd. (Israel)	86,140	1,628,566
Wix.com Ltd. (Israel)*	10,412	1,765,771
Total IT Services		6,777,990

Machinery - 1.8%
Stratasys Ltd.*	182,494	1,722,743

Media - 1.8%
Perion Network Ltd. (Israel)*	183,683	1,713,763

Investments	Shares	Value

Pharmaceuticals - 3.7%
MediWound Ltd. (Israel)*	95,794	$1,696,033
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	122,311	1,897,044
Total Pharmaceuticals		3,593,077

Professional Services - 5.2%
Danel Adir Yeoshua Ltd. (Israel)	15,613	1,687,845
Fiverr International Ltd.*	67,700	1,722,965
Hilan Ltd. (Israel)	25,824	1,647,065
Total Professional Services		5,057,875

Semiconductors & Semiconductor Equipment - 9.2%
Camtek Ltd. (Israel)*	27,710	1,810,571
Nova Ltd. (Israel)*	9,495	1,863,014
Qualitau Ltd. (Israel)	31,511	1,766,462
Tower Semiconductor Ltd. (Israel)*	46,889	1,677,689
Valens Semiconductor Ltd. (Israel)*	708,662	1,877,954
Total Semiconductors & Semiconductor Equipment		8,995,690

Software - 29.4%
Allot Ltd. (Israel)*	281,868	1,637,430
Cellebrite DI Ltd. (Israel)*	87,085	1,723,412
Check Point Software Technologies Ltd. (Israel)*	7,753	1,702,249
Cognyte Software Ltd. (Israel)*	174,707	1,712,129
CyberArk Software Ltd.*	5,030	1,771,365
JFrog Ltd.*	53,625	1,810,916
Magic Software Enterprises Ltd. (Israel)	126,396	1,744,651
Monday.com Ltd.*	6,759	1,899,211
Nice Ltd. (Israel)*(a)	11,059	1,723,600
Pagaya Technologies Ltd., Class A*	174,802	1,915,830
RADCOM Ltd. (Israel)*	149,805	1,805,150
Radware Ltd. (Israel)*	79,107	1,887,493
Riskified Ltd., Class A*	368,386	1,690,892
Sapiens International Corp. NV (Israel)	64,018	1,753,453
SimilarWeb Ltd. (Israel)*	245,248	1,849,170
WalkMe Ltd. (Israel)*	145,813	2,034,091
Total Software		28,661,042

Wireless Telecommunication Services - 3.3%
Cellcom Israel Ltd. (Israel)*	264,011	1,665,009
Partner Communications Co. Ltd. (Israel)	233,151	1,547,912
Total Wireless Telecommunication Services		3,212,921
Total Common Stocks
(Cost $ 88,749,793)		97,261,470
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury
Obligations Fund, 4.20% (b)
(Cost $145,288)	145,288	145,288
Total Investments–100.0%
(Cost $88,895,081)		97,406,75
Other Assets in Excess of Liabilities–0.0%(c)		40,271
Net Assets–100.0%		$97,447,029

*	Non-income producing security

(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2025.
(c)	Less than 0.05%

Schedule of Investments (Concluded)

ARK Israel Innovative Technology ETF

April 30, 2025 (Unaudited)

		% of Net
Country	Value	Assets
Israel	$77,742,631	79.8%
United States	19,664,127	20.2
Total Investments	97,406,758	100.0
Other Assets in Excess of Liabilities	40,271	0.0 (a)
Net Assets	$97,447,029	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2025, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$97,261,470	$–	$–	$97,261,470
Money Market Fund	145,288	–	–	145,288
Total	$97,406,758	$–	$–	$97,406,758

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.